Commitments	9 Months Ended
Jul. 31, 2024
Commitments [Abstract]
Commitments
13.	Commitments

a.	On January 15, 2024, the Company signed a long-term licensing agreement with the research & development company of Bar-Ilan University (“BIRAD”), a leading Israeli research center. The licensing agreement refers to the Company’s dedicated treatment for cocaine addiction which previously indicated a significant decrease in cocaine craving. Under this agreement, the Company received a worldwide exclusive license and will pay BIRAD certain milestone payments upon commerciality of the product and royalties of 2.5% for a period of 15 years following the first commercial sale.

b.	On March 19, 2024, the Company signed an exclusive patent licensing agreement with Yissum research development company of the Hebrew University of Jerusalem. This agreement provides Clearmind with exclusive global rights to further develop, manufacture, and commercialize innovative compounds invented by Professors Rami Yaka, Ahmed Masaewa and Avi Priel from the Hebrew University. The Company will pay Yissum, royalties of 3% on sales. In addition, the Company will pay an annual license fee of $25,000 for seven years, after which the license fee will increase to $35,000 for three years, and $50,000 for every year thereafter. Finally, the Company will pay Yissum $400,000 upon the first patient enrolled in a Phase III Clinical Trial and $600,000 upon first commercial sale in the US or EU.

c.	On Marh 30, 2024, the Company signed an exclusive licensing agreement with Yissum. Under the terms of the agreement, Clearmind receives exclusive worldwide rights to develop, research, manufacture, market, and commercialize products derived from a patent-pending synthesis of psychedelic compounds, enriching the company’s innovative portfolio in addiction and mental health treatments. The Company will pay Yissum royalties of 3% on sales. In addition, the Company will pay an annual license fee of $25,000 for seven years, after which the license fee will increase to $35,000 for three years, and $50,000 for every year thereafter. Finally, the Company will pay Yissum $400,000 upon the first patient enrolled in a Phase III Clinical Trial and $600,000 upon first commercial sale in the US or EU.

d.	Respect to the Company’s lease commitment, refer to Note 4c.